Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue, net of discounts	$ 230	$ (29,955)	$ 5,686	$ (19,801)		$ 29,985
Gross profit	230	(29,955)	5,686	(19,801)		29,985
Operating expenses
Compensation expense	145,616	111,660	400,854	330,815	382,476	253,844
Selling, general and administrative expenses	475,778	308,338	1,384,866	1,075,158	906,815	2,186,571
Total operating expenses	621,394	419,998	1,785,720	1,405,973	1,289,291	2,440,415
Operating loss	(621,164)	(449,953)	(1,780,034)	(1,425,774)	(1,289,291)	(2,410,430)
Other income (expenses)
Gain (loss) on sale of equipment		1,100	(48,327)	5,250		(56,751)
Miscellaneous income					88,876	215,206
PPP loan forgiveness			471,300		812,325
Interest expense, net	(841,724)	(368,354)	(2,143,153)	(2,464,387)	(3,348,103)	(5,919,257)
Total other income (expenses), net	(841,724)	(367,254)	(1,720,180)	(2,459,137)	(2,446,902)	(5,760,802)
Loss from continuing operations before income taxes	(1,462,888)	(817,207)	(3,500,214)	(3,884,911)	(3,736,193)	(8,171,232)
Income taxes expense (benefit)					(111,950)
Net loss	(1,462,888)	(817,207)	(3,500,214)	(3,884,911)	(3,848,143)	(8,171,232)
Preferred stock dividends		(23,209)		(69,624)	(93,345)	(90,732)
Net loss attributable to common shareholders	$ (1,462,888)	$ (840,416)	$ (3,500,214)	$ (3,954,535)	$ (3,941,488)	$ (8,261,964)
Basic and diluted loss per common share
Basic, net loss per common share	$ (0.04)	$ (0.02)	$ (0.11)	$ (0.12)	$ (0.12)	$ (0.25)
Diluted, net loss per common share	$ (0.04)	$ (0.02)	$ (0.11)	$ (0.12)	$ (0.12)	$ (0.25)
Weighted average number of common shares outstanding, basic	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Weighted average number of common shares outstanding, diluted	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288